UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

Summit Cash Reserves Fund	July 31, 2016

T. Rowe Price Summit Cash Reserves Fund

Unaudited

## Portfolio of Investments ‡

(Amounts in 000s)

| | Par | $ Value |
|---|---|---|
| **ASSET-BACKED COMMERCIAL PAPER 6.7%** | | |
| CAFCO, 0.60%, 8/23/16 (1) | 24,000 | 23,991 |
| Chariot Funding, 0.35%, 8/1/16 (1) | 15,000 | 15,000 |
| Chariot Funding, 1.00%, 10/18/16 (1) | 24,450 | 24,397 |
| Charta, 0.57%, 8/4/16 (1) | 29,000 | 28,999 |
| Ciesco, 0.40%, 8/9/16 (1) | 10,000 | 9,999 |
| Ciesco, 0.55%, 8/4/16 (1) | 12,000 | 11,999 |
| Ciesco, 0.61%, 9/6/16 (1) | 15,000 | 14,991 |
| CRC Funding, 0.40%, 8/9/16 (1) | 12,000 | 11,999 |
| CRC Funding, 0.57%, 8/9/16 (1) | 24,600 | 24,597 |
| Gotham Funding, 0.53%, 8/4/16 (1) | 5,000 | 5,000 |
| Jupiter Securitization, 0.95%, 10/21/16 (1) | 24,500 | 24,448 |
| Liberty Street Funding, 0.72%, 10/17/16 (1) | 15,000 | 14,977 |
| Manhattan Asset Funding, 0.58%, 8/9/16 | 3,000 | 2,999 |
| Old Line Funding, VR, 1.056%, 2/7/17 (1) | 14,650 | 14,650 |
| Regency Markets No. 1, 0.55%, 8/12/16 (1) | 25,000 | 24,996 |
| Victory Receivables, 0.52%, 8/11/16 (1) | 1,731 | 1,731 |
| Total Asset-Backed Commercial Paper (Cost $254,773) | | 254,773 |
| **CERTIFICATES OF DEPOSIT 4.4%** | | |
| BB&T, 0.59%, 9/8/16 (2) | 24,455 | 24,455 |
| Canadian Imperial Bank of Commerce, 0.65%, 10/11/16 (3) | 9,500 | 9,500 |
| Canadian Imperial Bank of Commerce, 0.90%, 12/9/16 (3) | 14,500 | 14,500 |
| Chase Bank, VR, 0.923%, 10/14/16 (2) | 20,200 | 20,200 |
| Citibank, 0.53%, 8/2/16 (2) | 24,000 | 24,000 |
| State Street Bank & Trust, VR, 0.824%, 11/10/16 (2) | 24,000 | 24,000 |
| Svenska Handelsbanken, 0.41%, 8/11/16 (3) | 24,150 | 24,150 |
| Toronto-Dominion Bank, VR, 0.929%, 10/17/16 (3) | 25,000 | 25,000 |
| Total Certificates of Deposit (Cost $165,805) | | 165,805 |

**FINANCIAL COMPANY COMMERCIAL PAPER 13.0%**

| | | |
|---|---|---|
| ABN AMRO Funding USA, 0.45%, 8/9/16 (1) | 8,000 | 7,999 |
| ABN AMRO Funding USA, 0.52%, 9/2/16 (1) | 24,110 | 24,099 |
| Australia & New Zealand Banking Group, 0.60%, 9/14/16 | 24,000 | 23,982 |
| BNP Paribas, 0.48%, 8/12/16 | 29,000 | 28,996 |
| BPCE, 0.43%, 8/12/16 (1) | 25,000 | 24,997 |
| Commonwealth Bank of Australia, 0.62%, 9/6/16 (1) | 25,000 | 24,984 |
| CPPIB Capital, 0.40%, 8/24/16 (1) | 9,500 | 9,498 |
| Credit Agricole, 0.42%, 8/4/16 | 9,500 | 9,500 |
| Credit Agricole, 0.42%, 8/12/16 | 24,500 | 24,497 |
| Danske, 0.65%, 8/2/16 (1) | 15,000 | 15,000 |
| DNB NOR Bank, 0.52%, 8/19/16 (1) | 24,036 | 24,030 |
| Massachusetts Mutual Life, 0.41%, 8/11/16 (1) | 23,000 | 22,997 |
| National Australia Bank Limited, 0.60%, 8/25/16 (1) | 25,000 | 24,990 |
| Nationwide Building Society, 0.90%, 10/6/16 (1) | 25,000 | 24,959 |
| Natixis, 0.30%, 8/1/16 | 14,000 | 14,000 |
| Nordea Bank, 0.525%, 8/29/16 (1) | 14,450 | 14,444 |
| Nordea Bank, 0.815%, 10/28/16 (1) | 13,000 | 12,974 |
| Rabobank Nederland, 0.82%, 8/3/16 | 24,500 | 24,499 |
| Skandinaviska Enskilda Banken, 0.61%, 9/7/16 (1) | 9,500 | 9,494 |
| Skandinaviska Enskilda Banken, 0.85%, 11/7/16 (1) | 14,500 | 14,466 |
| Standard Chartered Bank, 0.71%, 8/22/16 (1) | 24,000 | 23,990 |
| Sumitomo Mitsui Banking, 0.62%, 9/19/16 (1) | 24,000 | 23,980 |
| Swedbank, 0.40%, 8/1/16 | 8,000 | 8,000 |
| Swedbank, 0.58%, 9/20/16 | 22,000 | 21,982 |
| Westpac Banking, 0.38%, 8/1/16 (1) | 7,000 | 7,000 |
| Westpac Securities Limited, 0.61%, 8/30/16 (1) | 25,000 | 24,988 |
| Total Financial Company Commercial Paper (Cost $490,345) | | 490,345 |

**NON-FINANCIAL COMPANY COMMERCIAL PAPER 22.2%**

| | | |
|---|---|---|
| Apple, 0.37%, 8/10/16 (1) | 29,080 | 29,077 |
| Banner Health, Series 2015, 0.44%, 8/10/16 | 9,000 | 9,000 |
| Baptist Health South Florida, 0.44%, 8/12/16 | 24,500 | 24,497 |
| BMW U.S. Capital, 0.40%, 8/3/16 (1) | 13,000 | 13,000 |
| BMW U.S. Capital, 0.515%, 8/18/16 (1) | 12,000 | 11,997 |
| Charlotte-Mecklenburg Hosp. Auth., 0.44%, 8/4/16 | 14,200 | 14,200 |
| Charlotte-Mecklenburg Hosp. Auth., 0.44%, 8/4/16 | 15,000 | 14,999 |
| Chevron, 0.50%, 8/8/16 (1) | 20,970 | 20,968 |
| Coca-Cola, 0.54%, 8/29/16 (1) | 24,000 | 23,990 |
| Electricite de France, 0.73%, 8/3/16 (1) | 25,000 | 24,999 |
| Electricite de France, 0.75%, 8/18/16 (1) | 400 | 400 |
| Emerson Electric, 0.45%, 8/2/16 (1) | 28,000 | 28,000 |
| ExxonMobil, 0.42%, 8/3/16 | 25,000 | 24,999 |
| John Deere Capital, 0.40%, 8/9/16 (1) | 35,000 | 34,997 |
| Kaiser Permanente, 0.41%, 8/2/16 | 30,003 | 30,003 |
| KfW International Finance, 0.52%, 8/12/16 (1) | 25,000 | 24,996 |
| Long Island Power Auth., Series 2A, 0.46%, 8/12/16 | 28,000 | 28,000 |
| Los Angeles Airport, Series C4, 0.53%, 8/15/16 | 29,310 | 29,304 |
| Los Angeles County Metropolitan Transportation Auth. Series ATSM, 0.47%, 8/25/16 | 19,000 | 19,000 |
| Montgomery County, Series 10B, GO, 0.43%, 8/1/16 | 29,000 | 29,000 |
| Nestle Finance International, 0.43%, 8/12/16 | 4,400 | 4,399 |
| Novartis Securities Investment, 0.39%, 8/2/16 (1) | 15,000 | 15,000 |
| Novartis Securities Investment, 0.39%, 8/8/16 (1) | 15,000 | 14,999 |
| Ohio Higher Ed. Fac. Commission, 0.55%, 8/24/16 | 10,500 | 10,496 |
| Ohio Higher Ed. Fac. Commission, 0.65%, 9/22/16 | 24,500 | 24,477 |
| Pfizer, 0.55%, 9/13/16 (1) | 24,000 | 23,984 |
| Philadelphia, Airport, Series CC2, 0.54%, 8/12/16 | 19,720 | 19,720 |

| | | |
|---|---|---|
| Philip Morris International, 0.40%, 8/8/16 (1) | 7,600 | 7,599 |
| Philip Morris International, 0.41%, 8/5/16 (1) | 25,000 | 24,999 |
| Port of Oakland, Series C, 0.43%, 8/8/16 | 10,500 | 10,499 |
| Rice Univ., 0.55%, 8/11/16 | 8,235 | 8,235 |
| Rice Univ., 0.55%, 9/20/16 | 6,200 | 6,200 |
| Roche Holdings, 0.42%, 8/10/16 (1) | 29,000 | 28,997 |
| Saint Joseph County, TECP, 0.50%, 8/10/16 | 24,000 | 23,997 |
| Sentara Healthcare, 0.68%, 8/4/16 | 25,500 | 25,500 |
| SSM Health Care, Series A, 0.55%, 8/29/16 | 19,000 | 18,992 |
| Texas Agriculture Fin. Auth., 0.60%, 8/18/16 | 5,750 | 5,748 |
| Texas PFA, Series 09-A, GO, 0.45%, 8/10/16 | 29,000 | 29,000 |
| Total Capital Canada, 0.50%, 8/12/16 (1) | 10,000 | 9,998 |
| Trinity Health, 0.40%, 8/10/16 | 14,400 | 14,399 |
| Univ. of Texas System, Series A, 0.40%, 8/8/16 | 14,500 | 14,500 |
| Univ. of Utah, Series 13-B, 0.44%, 8/11/16 | 25,000 | 25,000 |
| W.W. Grainger, 0.40%, 8/9/16 | 34,660 | 34,657 |
| Total Non-Financial Company Commercial Paper (Cost $836,821) | | 836,821 |

**OTHER ASSET BACKED SECURITIES 2.0%**

| | | |
|---|---|---|
| Ally Auto Receivables Trust, Series 2016-2, Class A1 0.62%, 3/15/17 | 1,655 | 1,655 |
| AmeriCredit Automobile Receivable Trust, Series 2016-1 Class A1, 0.75%, 2/8/17 | 1,059 | 1,059 |
| AmeriCredit Automobile Receivable Trust, Series 2016-2 Class A1, 0.75%, 4/10/17 | 5,248 | 5,248 |
| ARI Fleet Lease Trust, Series 2016-A, Class A1 0.80%, 3/15/17 (4) | 8,124 | 8,124 |
| Capital Auto Receivables Asset Trust, Series 2016-1, Class A1 0.75%, 3/20/17 | 2,687 | 2,687 |
| CarMax Auto Owner Trust, Series 2016-1, Class A1 0.67%, 2/15/17 | 941 | 941 |

| | | |
|---|---|---|
| CCG Receivables Trust, Series 2016-1, Class A1 0.80%, 6/14/17 (4) | 17,149 | 17,149 |
| Enterprise Fleet Financing, Series 2016-1, Class A1 0.80%, 2/20/17 (4) | 6,295 | 6,295 |
| GM Financial Auto Lease, Series 2016-1, Class A1 0.67%, 2/21/17 | 1,227 | 1,227 |
| Honda Auto Receivables Owner Trust, Series 2016-1, Class A1 0.62%, 2/21/17 | 4,088 | 4,088 |
| Hyundai Auto Lease Securitization Trust, Series 2016-A Class A1, 0.68%, 2/15/17 (4) | 2,228 | 2,228 |
| John Deere Owner Trust, Series 2016-A, Class A1 0.64%, 3/15/17 | 5,483 | 5,483 |
| Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A1 0.65%, 3/15/17 | 7,638 | 7,638 |
| MMAF Equipment Finance, Series 2016-AA, Class A1 0.75%, 5/15/17 (4) | 7,135 | 7,135 |
| World Omni Auto Receivables Trust, Series 2016-A, Class A1 0.62%, 3/15/17 | 2,910 | 2,910 |
| Total Other Asset Backed Securities (Cost $73,867) | | 73,867 |

**OTHER INSTRUMENTS 2.0%**

| | | |
|---|---|---|
| Bank of America, 0.82%, 10/3/16 | 25,000 | 25,000 |
| New York Life Global Funding, VR, 0.683%, 8/5/16 (4) | 29,750 | 29,750 |
| Principal Life Global Funding II, 1.125%, 2/24/17 (4) | 4,750 | 4,750 |
| Royal Bank of Canada, VR, 1.045%, 1/23/17 | 15,000 | 14,999 |
| Total Other Instruments (Cost $74,499) | | 74,499 |

**SUPRA-NATIONAL DEBT 0.9%**

| | | |
|---|---|---|
| International Bank for Reconstruction & Development 1.00%, 9/15/16 | 35,487 | 35,504 |
| Total Supra-National Debt (Cost $35,504) | | 35,504 |

| U.S. TREASURY DEBT 18.5% | | |
|---|---|---|
| U.S. Treasury Bills, 0.01%, 9/1/16 | 64,000 | 63,979 |
| U.S. Treasury Bills, 0.01%, 9/29/16 | 23,250 | 23,240 |
| U.S. Treasury Bills, 0.315%, 10/13/16 | 35,000 | 34,978 |
| U.S. Treasury Bills, 0.388%, 12/22/16 | 40,000 | 39,938 |
| U.S. Treasury Bills, 0.41%, 8/18/16 | 25,000 | 24,995 |
| U.S. Treasury Bills, 0.413%, 8/11/16 | 20,805 | 20,803 |
| U.S. Treasury Bills, 0.455%, 8/25/16 | 35,000 | 34,989 |
| U.S. Treasury Bills, 0.475%, 9/8/16 | 15,000 | 14,993 |
| U.S. Treasury Notes, FRN, 0.373%, 10/31/16 | 90,000 | 89,990 |
| U.S. Treasury Notes, FRN, 0.394%, 4/30/17 | 59,400 | 59,400 |
| U.S. Treasury Notes, FRN, 0.397%, 7/31/17 | 91,800 | 91,798 |
| U.S. Treasury Notes, FRN, 0.404%, 1/31/17 | 44,200 | 44,200 |
| U.S. Treasury Notes, FRN, 0.488%, 10/31/17 | 55,400 | 55,395 |
| U.S. Treasury Notes, FRN, 0.494%, 7/31/18 | 15,000 | 15,001 |
| U.S. Treasury Notes, FRN, 0.51%, 4/30/18 | 42,000 | 42,000 |
| U.S. Treasury Notes, FRN, 0.592%, 1/31/18 | 42,000 | 42,009 |
| Total U.S. Treasury Debt (Cost $697,708) | | 697,708 |

| VARIABLE RATE DEMAND NOTES 14.9% | | |
|---|---|---|
| Alaska Housing Fin. Corp., Single Family, Series A, VRDN 0.51%, 8/1/16 (7) | 21,220 | 21,220 |
| Baltimore City, Parking, VRDN, 0.44%, 8/5/16 | 29,400 | 29,400 |
| Colorado HFA, Sisters of Charity of Leavenwort, Series A VRDN, 0.44%, 8/5/16 | 14,450 | 14,450 |
| Colorado HFA, Sisters of Charity of Leavenwort, Series C VRDN, 0.46%, 8/5/16 | 12,000 | 12,000 |
| Colorado Housing Fin. Auth., Multi-Family, Series B1, VRDN 0.50%, 8/5/16 | 29,905 | 29,905 |
| Harris County Cultural Ed. Fac., Memorial Hermann Health Series C, VRDN, 0.44%, 8/5/16 | 27,000 | 27,000 |

| | | |
|---|---|---|
| Illinois Fin. Auth., Carle Foundation, Series E, VRDN 0.46%, 8/5/16 | 25,000 | 25,000 |
| Illinois Fin. Auth., OSF Health, Series C, VRDN, 0.40%, 8/5/16 | 16,300 | 16,300 |
| Johnson City Health & Ed. Fac. Board, Mountain States Health Alliance, Series B, VRDN, 0.45%, 8/5/16 | 10,480 | 10,480 |
| Massachusetts Dev. Fin. Agency, Boston Univ., Series U6C VRDN, 0.36%, 8/1/16 | 26,230 | 26,230 |
| Maumelle, Kimberly-Clark, Series 2015, VRDN 0.47%, 8/5/16 (4) | 17,300 | 17,300 |
| Michigan Fin. Auth., GO, VRDN, 0.42%, 8/5/16 | 25,000 | 25,000 |
| Michigan Fin. Auth., GO, VRDN, 0.43%, 8/5/16 | 28,500 | 28,500 |
| Montgomery County Housing Opportunities Commission Single Family, Series E, VRDN, 0.44%, 8/5/16 | 8,315 | 8,315 |
| Murray City, IHC Health, Series C, VRDN, 0.35%, 8/1/16 | 30,000 | 30,000 |
| New Hampshire HEFA, Series A, VRDN, 0.45%, 8/5/16 | 25,810 | 25,810 |
| New Jersey Health Care Fac. Fin. Auth., Barnabas Health Series C, VRDN, 0.46%, 8/1/16 | 38,720 | 38,720 |
| New York City Housing Dev. Corp., 201 Pearl Street, Series A VRDN, 0.47%, 8/5/16 | 22,595 | 22,595 |
| Providence Health & Services, Obligated Group, VRDN 0.50%, 8/5/16 | 42,000 | 42,000 |
| Rochester Health Care Fac. Revenue, Mayo Clinic, Series A VRDN, 0.40%, 8/5/16 | 30,000 | 30,000 |
| Southern Ute Indian Tribe, VRDN, 0.53%, 8/5/16 | 39,615 | 39,615 |
| Wisconsin Housing & Economic Dev., Series D, VRDN 0.42%, 8/5/16 | 6,245 | 6,245 |
| Wisconsin Housing & Economic Dev., Series F, VRDN 0.55%, 8/5/16 | 34,255 | 34,255 |
| Total Variable Rate Demand Notes (Cost $560,340) | | 560,340 |
| **Total Investments in Securities 98.1% of Net Assets (Cost $3,698,318)** | | **$ 3,698,318** |

‡ Par is denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Cash Reserves Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on October 29, 1993. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

In accordance with amendments to rules governing money market funds under the 1940 Act and as approved by the fund’s Board, the fund intends to operate as a retail money market fund. Accordingly, on or about July 1, 2016 the fund implemented policies and procedures to limit investments in the fund to accounts beneficially owned by natural persons. On August 1, 2016, the fund will change its name to the T. Rowe Price Cash Reserves Fund; however, the fund’s principal investment strategies will remain the same; the fund will continue to value its securities at amortized cost and transact at a stable $1.00 NAV. Beginning October 14, 2016, the fund will have the ability to impose liquidity fees on redemptions and/or a temporarily suspend redemptions (redemption gates) in the event the fund’s weekly liquid assets fall below designated thresholds and such liquidity fees or redemption gates are determined by the Board to be in the best interest of the fund.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On July 31, 2016, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements
The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

At July 31, 2016, the cost of investments for federal income tax purposes was $3,698,318,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 23, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date September 23, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date September 23, 2016